Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Obligations Under Non-cancellable Operating Leases	The Company’s lease obligations under non-cancellable operating leases are as follows:

Year ended December 31, 2017	Amount
Within 1 year	4,036
2 – 3 years	7,023
4 – 5 years	2,171

Total	13,230